16. RELATED PARTY TRANSACTIONS (Details Textual) (USD $)			6 Months Ended
	May 01, 2010	Dec. 01, 2008	Jun. 30, 2012 ShapiroFamilyTrustMember	Jun. 30, 2012 PDPILLCMember	Jun. 30, 2012 MrRabinAsChiefExecutiveOfficerAndChairmanOfTheBoardOfDirectorsMember
Cashless exercise of the warrants shares received			$ 5,532,198	$ 11,204,101
Cashless exercise of the warrants value received			608,542	1,232,451
Percentage of equity interest by related party	40.00%	$ 33.00%			$ 33.33%